LEASE LIABILITIES (Table)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Disclosure Of Detailed Information About Movement In Lease Liabilities
	Office and residential property	Ships	Ships equipment	Total
	US$’000	US$’000	US$’000	US$’000

Balance at 1 January 2021	1,437	49,673	134	51,244
Additions	371	20,254	243	20,868
Disposals	-	(2,777)	-	(2,777)
Interest expense	63	1,835	3	1,901
Lease payments	(1,029)	(36,791)	(121)	(37,941)
- Principal	(966)	(34,956)	(118)	(36,040)
- Interest expense	(63)	(1,835)	(3)	(1,901)
Effect of foreign currency exchange differences	(24)	-	-	(24)
Lease liabilities as at 31 December 2021	818	32,194	259	33,271
Additions	898	48,829	39	49,766
Interest expense	37	1,370	7	1,414
Lease payments	(905)	(57,304)	(135)	(58,344)
- Principal	(868)	(37,934)	(128)	(38,930)
- Purchase option payments (1)	-	(18,000)	-	(18,000)
- Interest	(37)	(1,370)	(7)	(1,414)
Effect of foreign currency exchange differences	6	-	-	6
Lease liabilities as at 31 December 2022	854	25,089	170	26,113

(1)
Principal repayment and purchase option payment are included in principal repayments of lease liabilities as disclosed under financing activities in the statement of cash flows.

Disclosure Of Detailed Information About Lease Liabilities
	2022	2021
	US$’000	US$’000
Analysed between:
Current portion	22,058	27,375
Non-current portion	4,055	5,896
	26,113	33,271